3. ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
NOTE 3. ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Long-term net investment in direct financing and sales-type lease	$60,845	$53,858
Short-term net investment in sales-type leases	1,532	381
Overdue receivable from CeraPay	14,321	—
Overdue receivable from CeraVest	966	—
Receivable from value-added services	1,693	1,912
Receivable from insurance commissions	865	1,838
Others	3	—
Less: Allowance for doubtful accounts	(33,760)	(29,074)
	$46,465	$28,915

Long-term net investment in direct financing and sales-type lease and short-term net investment in sales-type leases included into the accounts receivable represents the monthly payments that are overdue and delinquent. Overdue receivable from CeraPay represents amounts from CeraPay users who did not fully settle outstanding balances by their monthly repayment date. Overdue receivable from CeraVest represents amounts from borrowers that have not been repaid on time and are overdue.